EQUITY - Conversion of preferred shares to common shares (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	Nov. 19, 2020	Dec. 31, 2020	Oct. 01, 2020	Dec. 31, 2019
Preferred shares
EQUITY
Shares issued			1,119,340,706
Par value per share (in dollars per share)			R$ 0
1 (one) common share			1
Reimbursement Amount Per Share		R$ 41.72
Reimbursement amount per share to be paid corresponding to adjusted shareholders' equity		R$ 40.38
Payment to shareholders who exercised the right to withdraw	R$ 32
Number of shares held by shareholders who exercised the right to withdraw	805
Common and Preferred Shares excluding treasury shares
EQUITY
Shares considered for calculation of adjusted shareholders' equity				1,688,693,776